Taxes on Income - Schedule of Reconciliation between Income Tax Benefit and Actual Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation between Income Tax Benefit and Actual Income Tax Expense [Abstract]
Israeli Statutory Corporate Tax Rate	$ (1,909)
Israeli Statutory Corporate Tax Rate, percent	23.00%
Change in Valuation Allowance	$ 1,862	$ (1,655)	$ (766)
Change in Valuation Allowance, percent	(22.40%)
Foreign tax rate differential (Switzerland)	$ 47
Foreign tax rate differential (Switzerland), percent	(0.60%)
Total Effective Tax Rate
Total Effective Tax Rate, percent	0.00%
Loss before income taxes		(7,197)	(3,278)
Theoretical tax benefit		1,655	766
Non- Deductible expenses